TERM DEBT (Narrative) (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Oct. 10, 2020 USD ($)	Jul. 10, 2017 CAD ($)	Jul. 10, 2017 USD ($)	Sep. 26, 2022 CAD ($)	Sep. 26, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Sep. 29, 2020 CAD ($)	Jun. 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Term debt						$ 78,932		$ 134,747	$ 120,435
Transaction costs incurred						218		0	1,186
Foreign exchange gain (loss)						(7,229)		$ 350	(817)
2020 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount repaid					$ 59,300,000	78,621
PIK interest						32,100
Accrued unpaid PIK interest						$ 4,100
Interest rate on borrowings						12.00%					12.00%
Term debt					$ 56,500,000						$ 112,000,000
Transaction costs incurred				$ 200		$ 218
Term debt settled							$ 57,900,000
Accumulated unrealized loss recognized reclassed to realized foreign exchange loss						5,200
Foreign exchange gain (loss)						$ 3,200
Term debt, redemption	$ 24,000,000										24,000,000
Additional equity investment										$ 25,000
Redemption transaction costs	$ 1
2017 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings			9.00%
Term debt			$ 160,000,000
Transaction costs incurred		$ 300
Proceeds from borrowings			148,000,000
Discounts on term debt			$ 12,000,000
Term debt, redemption											$ 48,000,000
Amount of gain on debt extinguished									$ 88,200